UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York
                 10105 (Address of principal executive offices)
                                   (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004  (unaudited)

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
COMMON STOCKS-96.4%

Foreign Investments - 52.4%
Austria - 0.8%
OMV AG                                                          5,200    $   1,193,264
                                                                         -------------

Belgium - 1.4%
Belgacom(a)                                                    12,400          414,551
Delhaize Le Lion, SA                                           14,100          795,627
KBC Bankverzekeringsholding                                    15,000          906,945
                                                                         -------------
                                                                             2,117,123
                                                                         -------------

Brazil - 1.7%
Companhia de Saneamento Basico do Estado de Soa Paulo       4,590,000          217,822
Gerdau, SA (ADR)                                               32,800          539,560
Petroleo Brasileiro, SA (ADR)                                  25,200          702,828
Suzano Bahia Sul Papel e Celulose, SA                          50,000          221,389
Unibanco - Uniao de Bancos Brasileiros, SA (GDR)               19,500          446,550
Usinas Siderurgicas de Minas Gerais, SA                        12,500          197,122
Votorantim Celulose e Papel, SA (ADR)                           6,400          224,832
                                                                         -------------
                                                                             2,550,103
                                                                         -------------

Canada - 4.4%
Alcan, Inc.                                                    28,600        1,240,825
Bank of Nova Scotia                                            90,232        2,465,483
BCE, Inc.                                                          97            2,015
Magna International, Inc. Cl.A                                  7,843          585,723
Manulife Financial Corp.                                       34,300        1,419,616
Manulife Financial Corp.(b)                                     3,555          147,283
Petro-Canada                                                   16,400          765,948
                                                                         -------------
                                                                             6,626,893
                                                                         -------------

China - 0.2%
China Petroleum & Chemical Corp. Cl.H                         836,000          328,410
                                                                         -------------

France - 4.8%
Arcelor                                                       147,720        2,535,235
Assurances Generales de France(a)                              26,625        1,529,974
BNP Paribas, SA                                                15,600          951,196
Renault, SA(a)                                                  5,300          427,565
Sanofi-Aventis                                                 24,561        1,750,548
                                                                         -------------
                                                                             7,194,518
                                                                         -------------


                                     1       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
Germany - 4.0%
Continental AG                                                 47,700        2,488,722
Depfa Bank Plc                                                 55,000          729,747
Heidelberger Zement AG                                         33,586        1,480,877
MAN AG(a)                                                      40,000        1,365,595
                                                                         -------------
                                                                             6,064,941
                                                                         -------------

Hungary - 0.5%
MOL Magyar Olaj-es Gazipari Rt                                 17,500          764,856
                                                                         -------------

Indonesia - 0.2%
PT Astra International Tbk                                    457,500          311,879
                                                                         -------------

Israel - 0.4%
Bank Hapoalim, Ltd.                                           204,400          554,619
                                                                         -------------

Italy - 1.4%
ENI SpA(a)                                                     98,950        2,037,990
                                                                         -------------

Japan - 10.7%
Aiful Corp.                                                     1,800          181,599
Canon, Inc.                                                    42,000        2,021,484
Honda Motor Co., Ltd.                                          50,900        2,553,096
JFE Holdings, Inc.                                             67,100        1,844,974
Nippon Meat Packers, Inc.                                      76,000          908,320
Nissan Motor Co., Ltd.                                        228,200        2,502,463
Promise Co., Ltd.                                              23,600        1,510,961
Sumitomo Mitsui Financial Group, Inc.                             325        1,980,489
UFJ Holdings, Inc.(a)                                             510        2,591,397
                                                                         -------------
                                                                            16,094,783
                                                                         -------------

Mexico - 0.4%
Cemex S.A. de C.V                                              98,000          556,504
                                                                         -------------

Netherlands - 0.9%
DSM NV                                                         17,240          842,777
ING Groep NV                                                   21,700          532,839
                                                                         -------------
                                                                             1,375,616
                                                                         -------------

Norway - 0.4%
Yara International ASA(a)                                      62,500          556,268
                                                                         -------------

Singapore - 1.7%
Flextronics International, Ltd.(a)                             80,400          997,764
Singapore Telecommunications, Ltd.                          1,158,000        1,551,849
                                                                         -------------
                                                                             2,549,613
                                                                         -------------

South Africa - 1.1%
ABSA Group, Ltd.                                               87,500          725,546
Sanlam, Ltd.                                                  324,500          438,038
Telkom South Africa, Ltd.                                      45,200          540,488
                                                                         -------------
                                                                             1,704,072
                                                                         -------------


                                     2       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
South Korea - 1.5%
Hanwha Chemical Corp.                                          35,200          242,503
Hyundai Motor Co.                                              11,400          496,265
Industrial Bank Of Korea                                       31,400          205,107
INI Steel Co.                                                  34,100          356,093
Kookmin Bank(a)                                                 7,000          224,165
Nong Shim Co., Ltd.                                             1,100          230,748
POSCO                                                           3,900          559,333
                                                                         -------------
                                                                             2,314,214
                                                                         -------------

Spain - 1.3%
Arcelor                                                         1,119           19,145
Repsol YPF, SA                                                 96,400        2,002,900
                                                                         -------------
                                                                             2,022,045
                                                                         -------------

Sweden - 1.2%
Svenska Cellulosa AB                                           46,100        1,739,269
                                                                         -------------

Switzerland - 1.1%
Credit Suisse Group(a)                                         54,000        1,692,829
                                                                         -------------

Taiwan - 1.3%
China Steel Corp. (GDR)                                        22,770          420,790
CMC Magnetics Corp.                                           731,000          362,128
Compal Electronics, Inc. (GDR)(a)                             144,453          678,927
Far EasTone Telecommunications Co., Ltd. (GDR)                  8,580          118,404
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)             59,325          447,904
                                                                         -------------
                                                                             2,028,153
                                                                         -------------

Thailand - 0.2%
PTT Public Co., Ltd.                                           88,500          318,957
                                                                         -------------

Turkey - 0.3%
Ford Otomotiv Sanayi AS                                    60,286,000          449,386
                                                                         -------------

United Kingdom - 10.5%
Aviva Plc                                                     216,400        2,080,950
BP Plc                                                        359,000        3,196,864
George Wimpey Plc                                              60,000          454,318
GlaxoSmithKline Plc                                           104,500        2,135,445
InterContinental Hotels Group Plc                             100,000        1,023,580
Royal & Sun Alliance Insurance Group Plc                      351,600          451,103
SABMiller Plc                                                  56,500          705,205
Taylor Woodrow Plc                                            100,000          494,706
Vodafone Group Plc                                            875,000        1,996,092
Whitbread Plc                                                 101,500        1,496,221
Xstrata Plc                                                   124,650        1,818,688
                                                                         -------------
                                                                            15,853,172
                                                                         -------------

Total Foreign Investments
(cost $65,984,275)                                                          78,999,477
                                                                         -------------


                                     3       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
United States Investments - 44.0%

Financial - 15.6%
Banks - NYC - 3.3%
Citigroup, Inc.                                                66,900        3,116,202
J.P. Morgan Chase & Co.                                        48,500        1,919,630
                                                                         -------------
                                                                             5,035,832
                                                                         -------------

Financial Services - 1.3%
Lehman Brothers Holdings, Inc.                                 10,500          775,845
Morgan Stanley                                                  7,500          380,475
The Goldman Sachs Group, Inc.                                   8,000          717,200
                                                                         -------------
                                                                             1,873,520
                                                                         -------------

Insurance - 0.5%
The Hartford Financial Services Group, Inc.                    12,500          764,500
                                                                         -------------

Life Insurance - 1.2%
MetLife, Inc.                                                  49,100        1,828,975
                                                                         -------------

Major Regional Banks - 3.5%
Bank of America Corp.                                          80,810        3,634,834
National City Corp.                                            22,750          859,722
Wachovia Corp.                                                 17,500          820,925
                                                                         -------------
                                                                             5,315,481
                                                                         -------------

Property / Casualty Insurance - 3.3%
Chubb Corp.                                                    20,400        1,387,404
PartnerRe, Ltd.                                                15,200          780,216
The St. Paul Travelers Cos., Inc.                              46,330        1,607,188
XL Capital, Ltd. Cl.A                                          16,000        1,123,200
                                                                         -------------
                                                                             4,898,008
                                                                         -------------

Savings & Loan - 2.5%
Federal Home Loan Mortgage Corp.                               27,400        1,839,088
Federal National Mortgage Association                          26,300        1,958,035
                                                                         -------------
                                                                             3,797,123
                                                                         -------------
                                                                            23,513,439
                                                                         -------------

Consumer Cyclicals - 4.2%
Autos & Auto Parts - 0.3%
Lear Corp.                                                      9,700          522,636
                                                                         -------------

Broadcasting & Publishing - 1.9%
Comcast Corp. Cl.A Special(a)                                 103,000        2,858,250
                                                                         -------------

Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(a)                         12,025          126,864
                                                                         -------------


                                     4       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
Household - Appliances/Durables - 0.7%
Whirlpool Corp.                                                16,850        1,030,209
                                                                         -------------

Retailers - 0.7%
May Department Stores Co.                                      14,900          365,199
Office Depot, Inc.(a)                                          42,000          672,420
                                                                         -------------
                                                                             1,037,619
                                                                         -------------

Textiles & Apparel - 0.5%
V. F. Corp.                                                    15,000          740,100
                                                                         -------------
                                                                             6,315,678
                                                                         -------------

Utilities - 4.1%
Electric Companies - 3.3%
Ameren Corp.                                                   19,800          926,442
American Electric Power Co., Inc.                              28,550          934,442
Entergy Corp.                                                  25,800        1,555,740
PPL Corp.                                                      18,200          870,506
Sempra Energy                                                  18,000          650,700
                                                                         -------------
                                                                             4,937,830
                                                                         -------------

Telecommunication - 0.8%
Qwest Communications International, Inc.(a)                   121,400          350,846
Sprint Corp.                                                   46,000          905,280
                                                                         -------------
                                                                             1,256,126
                                                                         -------------
                                                                             6,193,956
                                                                         -------------

Consumer Staples - 4.1%
Beverages & Tobacco - 2.1%
Altria Group, Inc.                                             50,250        2,459,738
PepsiCo, Inc.                                                  14,000          700,000
                                                                         -------------
                                                                             3,159,738
                                                                         -------------

Retail Stores - Food - 2.0%
Safeway, Inc.(a)                                               55,200        1,115,040
SUPERVALU, Inc.                                                20,000          527,200
The Kroger Co.(a)                                              82,900        1,370,337
                                                                         -------------
                                                                             3,012,577
                                                                         -------------
                                                                             6,172,315
                                                                         -------------

Energy - 3.6%
Energy Sources - 1.5%
Occidental Petroleum Corp.                                     42,900        2,215,785
                                                                         -------------

Oils - Integrated Domestic - 2.1%
ChevronTexaco Corp.                                             6,500          633,750
ConocoPhillips                                                 35,375        2,632,961
                                                                         -------------
                                                                             3,266,711
                                                                         -------------
                                                                             5,482,496
                                                                         -------------


                                     5       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
Technology - 3.4%
Communication - Equipment Manufacturers - 0.5%
Tellabs, Inc.(a)                                               79,100          717,437
                                                                         -------------
Computers - 1.5%
Hewlett-Packard Co.                                           128,800        2,304,232
                                                                         -------------

Miscellaneous Technology - 1.4%
Arrow Electronics, Inc.(a)                                     15,000          324,600
Avnet, Inc.(a)                                                 11,125          176,665
Ingram Micro, Inc. Cl.A(a)                                     15,525          230,080
Microsoft Corp.                                                40,000        1,092,000
Solectron Corp.(a)                                             63,830          329,363
                                                                         -------------
                                                                             2,152,708
                                                                         -------------
                                                                             5,174,377
                                                                         -------------

Capital Equipment - 3.0%
Electrical Equipment - 1.3%
General Electric Co.                                           60,000        1,967,400
                                                                         -------------

Miscellaneous Capital Goods - 1.7%
Textron, Inc.                                                  40,500        2,571,345
                                                                         -------------
                                                                             4,538,745
                                                                         -------------

Medical - 2.6%
Drugs - 2.6%
Merck & Co., Inc.                                              17,100          768,987
Pfizer, Inc.                                                   94,300        3,080,781
                                                                         -------------
                                                                             3,849,768
                                                                         -------------

Transportation - 2.0%
Railroads - 2.0%
Burlington Northern Santa Fe Corp.                             16,600          594,280
CSX Corp.                                                      10,000          315,800
Norfolk Southern Corp.                                         71,500        2,030,600
                                                                         -------------
                                                                             2,940,680
                                                                         -------------

Industrial Commodities - 1.4%
Chemicals - 0.3%
Eastman Chemical Co.                                            9,300          432,729
                                                                         -------------

Paper - 1.1%
International Paper Co.                                        21,700          868,434
MeadWestvaco Corp.                                             25,649          773,317
                                                                         -------------
                                                                             1,641,751
                                                                         -------------
                                                                             2,074,480
                                                                         -------------

Total United States Investments
(cost $63,204,521)                                                          66,255,934
                                                                         -------------

Total Common Stocks
(cost $129,188,796)                                                        145,255,411
                                                                         -------------


                                     6       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                        Shares     U.S. $ Value
--------------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                                (000)
SHORT-TERM INVESTMENT-0.7%

Time Deposit - 0.7%
State Street Euro Dollar
0.85%, 9/01/04
(cost $998,000)                                            $      998          998,000
                                                                         -------------

Total Investments - 97.1%
(cost $130,186,796)                                                        146,253,411
Other assets less liabilities - 2.9%(c)                                      4,356,906
                                                                         -------------
Net Assets - 100%                                                        $ 150,610,317
                                                                         -------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                         Value at     Unrealized
                             Number of     Expiration       Original    August 31,   Appreciation/
   Type                      Contracts        Month          Value         2004     (Depreciation)
==================================================================================================
EURO STOXX 50                   10       September 2004   $   328,711   $ 326,518     $  (2,193)
Japanese Yen Topix Index         8       September 2004       866,551     829,130       (37,421)
US Dollar S&P 500 Index          5       September 2004     1,363,875   1,380,125        16,250
                                                                                      ---------
                                                                                      $ (23,364)
                                                                                      =========

(a)   Non-income producing security.
(b)   U.S. exchange listed.
(c) An amount of U.S. $27,882 has been segregated as collateral for the financial futures contracts outstanding at August 31, 2004.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

SECTOR BREAKDOWN*

      31.0%  Financial
      11.5%  Energy
      11.1%  Capital Equipment
      10.6%  Industrial Commodities
       6.6%  Technology
       6.0%  Consumer Staples
       5.7%  Consumer Cyclicals
       5.3%  Medical
       4.0%  Telecommunications
       3.5%  Utilities
       2.0%  Construction & Housing
       2.0%  Transportation

       0.7%  Short Term

* All data as of August 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


                                     7       ALLIANCEBERNSTEIN GLOBAL VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004